RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2024
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

12.  RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries and the Former VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries and the Former VIE.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely the general reserve fund, the enterprise expansion fund and the staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual net profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and the staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC subsidiaries were established as foreign-invested enterprises and therefore, are subject to the above mandated restrictions on distributable profits. For the years ended December 31, 2022, 2023 and 2024, profit appropriation to statutory reserve for the Group’s entities incorporated in the PRC was approximately RMB33.0 million, RMB132.5 million and RMB197.7 million (US$27.1 million), respectively. No appropriation to other reserve funds was made for any of the periods presented.

Foreign exchange and other regulations in the PRC may further restrict the Company’s VIE from transferring funds to the Company in the form of dividends, loans and advances. As the Company has disposed of its Former VIE, the restrictions previously applicable to the Former VIE no longer exist as of December 31, 2024. Amounts restricted include paid-in capital, additional paid-in capital and statutory reserves of the Company’s PRC subsidiaries and the Former VIE, as determined pursuant to PRC generally accepted accounting principles. As of December 31, 2023 and 2024, restricted net assets of the Company’s PRC subsidiaries and the Former VIE were RMB10,061.4 million and RMB11,053.9 million (US$1,514.7 million), respectively.